Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

The Group had the following capital commitments :

December 31,
2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,502

The Group does not have any other significant commitments or contingencies.